INCOME TAXES	12 Months Ended
Jun. 26, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
Income before provision for income taxes consists of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Domestic	$168.1	$182.1	$186.7
Foreign	3.7	(11.9)	21.8
Income before provision for income taxes	$171.8	$170.2	$208.5

The provision for income taxes and effective tax rate consists of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Current income tax expenses:
Federal	$63.3	$28.7	$64.4
State	28.8	12.2	13.4
Foreign	0.6	0.0	2.5
Total current income tax expenses	92.7	40.9	80.3
Deferred income tax (benefits) expenses:
Federal	(58.5)	6.6	(19.6)
State	(18.0)	0.1	(3.1)
Foreign	0.7	(3.3)	0.1
Total deferred income tax (benefits) expenses	(75.8)	3.4	(22.6)
Provision for income taxes	$16.9	$44.3	$57.7

Effective tax rate	9.8%	26.0%	27.7%

A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate to Provision for income taxes is as follows:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Income tax expense at statutory rate	$36.1	$47.8	$73.0
FICA tax credit	(28.2)	(22.6)	(20.7)
State income taxes, net of Federal benefit	8.5	8.7	5.9
Tax reform impact	—	8.2	—
Stock based compensation tax shortfall	0.5	1.1	—
Other	0.0	1.1	(0.5)
Provision for income taxes	$16.9	$44.3	$57.7

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities are as follows:

	June 26, 2019	June 27, 2018
Deferred income tax assets:
Leasing transactions	$25.3	$22.7
Stock-based compensation	9.9	9.1
Restructure charges and impairments	3.0	2.4
Insurance reserves	11.5	12.1
Employee benefit plans	0.0	0.1
Gift cards	12.3	15.1
Net operating losses	3.7	6.1
Federal credit carryover	9.0	10.7
State credit carryover	2.6	3.5
Deferred gain on sale leaseback transactions	68.6	—
Other, net	11.2	3.8
Less: Valuation allowance	(5.5)	(6.1)
Total deferred income tax assets	151.6	79.5
Deferred income tax liabilities:
Prepaid expenses	13.6	13.5
Goodwill and other amortization	20.6	20.3
Depreciation and capitalized interest on property and equipment	4.3	11.1
Other, net	1.1	1.0
Total deferred income tax liabilities	39.6	45.9
Deferred income taxes, net	$112.0	$33.6

As of June 26, 2019, we have deferred tax assets of $4.6 million reflecting the benefit of state loss carryforwards, before federal benefit and valuation allowance, which expire at various dates between fiscal 2020 and fiscal 2038. We have deferred tax assets of $9.0 million of federal and $3.3 million of state tax credits, before federal benefit and valuation allowance, which expire at various dates between fiscal 2024 and fiscal 2035. The recognized deferred tax asset for the state loss carryforwards is $0.2 million and the federal tax credits is $9.0 million. The federal credit carryover is limited by Section 382 of the Internal Revenue Code.
The valuation allowance decreased by $0.6 million in fiscal 2019 to recognize certain state net operating loss benefits and state tax credits management believes are not more-likely-than-not to be realized. In assessing whether a deferred tax asset will be realized, we consider the likelihood of the realization, and the reversal of existing taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income, as of June 26, 2019, we believe it is more-likely-than-not that we will realize the benefits of the deferred tax assets, net of the existing valuation allowances.
The Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was enacted on December 22, 2017 with an effective date of January 1, 2018. The enactment date occurred prior to the end of the second quarter of fiscal 2018 and therefore the federal statutory tax rate changes stipulated by the Tax Act were reflected in the second quarter of fiscal 2018. The Tax Act lowered the federal statutory tax rate from 35.0% to 21.0% effective January 1, 2018. For the fiscal year ended June 26, 2019, our federal statutory tax rate was 21.0%. Our federal statutory tax rate for fiscal 2018 was 28.1%, representing a blended tax rate for the number of days in fiscal 2018 before and after the effective date. For the fiscal year ended June 28, 2017, our federal statutory tax rate was 35.0%. During the fiscal year ended June 27, 2018, in accordance with ASC 740, we re-measured our deferred tax accounts as of the enactment date using the new federal statutory tax rate and recognized the change as a discrete item in the Provision for income taxes, the adjustment was $8.2 million.
A reconciliation of unrecognized tax benefits are as follows:

	June 26, 2019	June 27, 2018
Balance at beginning of year	$3.9	$4.1
Additions based on tax positions related to the current year	0.4	0.5
Additions based on tax positions related to prior years	—	—
Settlements with tax authorities	(0.1)	0.0
Expiration of statute of limitations	(0.7)	(0.7)
Balance at end of year	$3.5	$3.9

The total amount of unrecognized tax benefits, excluding interest and penalties, that would affect income tax expenses if resolved in our favor was $2.7 million and $3.1 million as of June 26, 2019 and June 27, 2018, respectively. We do not expect any material changes to our liability for uncertain tax positions during the next 12 months.
We recognize accrued interest and penalties related to unrecognized tax benefits in Provision for income taxes in the Consolidated Statements of Comprehensive Income. As of June 26, 2019, we had $0.3 million ($0.2 million net of a $0.1 million Federal deferred tax benefit) of interest and penalties accrued, compared to $0.5 million ($0.4 million net of a $0.1 million Federal deferred tax benefit) at June 27, 2018.
Our income tax returns are subject to examination by taxing authorities in the jurisdictions in which we operate. The periods subject to examination for our federal return are fiscal 2019 to fiscal 2020 and fiscal 2016 to fiscal 2019 for our Canadian returns. State income tax returns are generally subject to examination for a period of three to five years after filing. We have various state income tax returns in the process of examination or settlements. Our federal returns for fiscal 2019 and 2020 are currently under examination through the Internal Revenue Service: Compliance Assurance Process (CAP) program. There are no unrecorded liabilities associated with these examinations.